DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Entity Registrant Name	Global-E Online Ltd.
Entity Central Index Key	0001835963
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity File Number	001-40408
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Address, Country	IL
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Trading Symbol	GLBE
Title of 12(b) Security	Ordinary shares, no par value
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	169,049,616
Entity Incorporation, State or Country Code	L3
Document Accounting Standard	U.S. GAAP
Entity Address, Address Line One	9 HaPsagot Street
Entity Address, Postal Zip Code	4951041
Entity Address, City or Town	Petah Tikva
ICFR Auditor Attestation Flag	true
Auditor Firm ID	1281
Auditor Name	Kost Forer Gabbay & Kasierer
Auditor Location	Tel-Aviv, Israel
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]
Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Global-E Online Ltd. (the Company) as of December 31, 2025 and 2024, the related consolidated statements of operations, comprehensive income (loss), shareholders' equity and cash flows for each of the three years in the period ended December 31, 2025, and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, in conformity with U.S. generally accepted accounting principles.

We also have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), the Company's internal control over financial reporting as of December 31, 2025, based on criteria established in Internal Control—Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission (2013 framework) and our report dated March 26, 2026 an unqualified opinion thereon.

Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	IL
Contact Personnel Name	Amir Schlachet
Entity Address, Address Line One	9 HaPsagot Street
Entity Address, Postal Zip Code	4951041
Entity Address, City or Town	Petah Tikva
Local Phone Number	73-2605078
City Area Code	972